Trade and Other Payables (Details)							12 Months Ended
	May 27, 2025 shares	Feb. 07, 2025 shares	Dec. 31, 2024 USD ($)	Sep. 27, 2024 USD ($)	Apr. 29, 2024 USD ($)	Jul. 04, 2023 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Feb. 29, 2024 EUR (€)	Jun. 30, 2023 USD ($)
Trade and Other Payables [Line Items]
Gross proceeds						$ 125,000,000
Percentage of bid price						90.00%
Warrant shares (in Shares) | shares	350,000	294,600
Commitment shares (in Shares) | shares						122,549
Commitment fee put amount				$ 3,020,000	$ 3,020,000	$ 1,875,000	$ 3,500,000
Warrant exchange of shares							271,902	$ (4,412,218)		$ (3,591,785)
Gross proceeds received				15,000,000
Cash payment				1,750,000			3,500,000
Cash payment of equity capital raise				1,750,000
Deferred payment amount				10,000
Captail raising transaction revised amount			$ 3,500,000						€ 1,264,060
Incur interest annual rate.			$ 10
Accrued interest							$ 409,452
Bottom of range [member]
Trade and Other Payables [Line Items]
New agreement cash payment				3,500,000
Top of range [member]
Trade and Other Payables [Line Items]
New agreement cash payment				$ 15,000,000
GEM [Member]
Trade and Other Payables [Line Items]
Warrant shares (in Shares) | shares							1,814,797
Exercise price per share (in Dollars per share) | $ / shares						$ 10.71
Warrant exchange of shares							$ 27,200,000
Ordinary shares [member] | GEM [Member]
Trade and Other Payables [Line Items]
Warrant exchange of shares						$ 27,200,000